Selected Statements of Operations Data (Details) - Schedule of long-lived assets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	[1]	$ 4,256	$ 7,511
Israel [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		2,633	5,735
United States [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		1,049	1,129
Other [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		$ 574	$ 647

[1]	Long-lived assets are comprised of property and equipment, net and Operating lease-right ROU.